Non-Cash Transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-cash transaction [Line Items]
Aircraft sublease	R$ 70,193	R$ 76,199
Security deposits and maintenance reserves	2,539,561	1,964,419	R$ 1,554,042
Inventories	(721,738)	(571,924)
Advances to suppliers	(121,697)	(203,379)
Property and equipment	1,953,089	1,961,174
Right-of-use assets	7,552,548	5,999,595
Loans and financing	(1,127,729)	(1,023,390)	(858,332)
Leases	(14,582,833)	(14,890,575)	(12,520,812)
Accounts payable	(2,949,814)	(1,872,680)
Airport fees	831,897	506,338
Taxes	265,183	251,130
Salaries and benefits	479,412	459,697
Provisions	(3,242,994)	R$ (3,499,589)	R$ (2,842,475)
Non-cash transaction	0
Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	68,892
Aircraft sublease	(96,534)
Security deposits and maintenance reserves	166,292
Inventories	(7,321)
Advances to suppliers	(687,731)
Property and equipment	527,724
Right-of-use assets	2,320,012
Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	(27,792)
Leases	(1,592,903)
Accounts payable	(1,662,821)
Reverse factoring	(1,541,948)
Airport fees	(760,839)
Taxes	298,354
Provisions	(272,092)
Net non-monetary assets and liabilities [Member]
Non-cash transaction [Line Items]
Other assets and liabilities	173,963
Result	(93,114)
Accounts receivable
Non-cash transaction [Line Items]
Non-cash transaction	0
Accounts receivable | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Aircraft sublease	(55,948)
Property and equipment	0
Right-of-use assets	55,948
Acquisition of property and equipment
Non-cash transaction [Line Items]
Non-cash transaction	0
Acquisition of property and equipment | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Property and equipment	279,406
Acquisition of property and equipment | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(279,406)
Maintenance reserves
Non-cash transaction [Line Items]
Non-cash transaction	0
Maintenance reserves | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Security deposits and maintenance reserves	147,416
Maintenance reserves | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(147,416)
Reverse factoring
Non-cash transaction [Line Items]
Non-cash transaction	0
Reverse factoring | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(1,541,948)
Reverse factoring	(1,541,948)
Credit
Non-cash transaction [Line Items]
Non-cash transaction	0
Credit | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(42,771)
Credit | Net non-monetary assets and liabilities [Member]
Non-cash transaction [Line Items]
Other assets and liabilities	(42,771)
Sale and leaseback
Non-cash transaction [Line Items]
Non-cash transaction	0
Sale and leaseback | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Security deposits and maintenance reserves	(8,916)
Property and equipment	11,150
Sale and leaseback | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(2,234)
Loans and financing
Non-cash transaction [Line Items]
Non-cash transaction	0
Loans and financing | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Security deposits and maintenance reserves	27,792
Loans and financing | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	(27,792)
Airport fees
Non-cash transaction [Line Items]
Non-cash transaction	0
Airport fees | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(462,485)
Airport fees	(760,839)
Taxes	298,354
Lease
Non-cash transaction [Line Items]
Non-cash transaction	0
Lease | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	84,429
Aircraft sublease	(40,586)
Property and equipment	65,370
Right-of-use assets	2,378,433
Lease | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Leases	(1,640,102)
Provisions	(678,252)
Lease | Net non-monetary assets and liabilities [Member]
Non-cash transaction [Line Items]
Result	(434)
Modification of the lease agreement
Non-cash transaction [Line Items]
Non-cash transaction	0
Modification of the lease agreement | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Right-of-use assets	45,481
Modification of the lease agreement | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Leases	(47,199)
Modification of the lease agreement | Net non-monetary assets and liabilities [Member]
Non-cash transaction [Line Items]
Result	(92,680)
Transfers
Non-cash transaction [Line Items]
Non-cash transaction	0
Transfers | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	15,537
Inventories	(7,321)
Advances to suppliers	(687,731)
Property and equipment	171,798
Right-of-use assets	159,850
Transfers | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Accounts payable	(44,673)
Provisions	(406,160)
Transfers | Net non-monetary assets and liabilities [Member]
Non-cash transaction [Line Items]
Other assets and liabilities	R$ 216,734